Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 11, 2022
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001587982
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 03, 2023
Document Effective Date	dei_DocumentEffectiveDate	May 03, 2023
Prospectus Date	rr_ProspectusDate	Jul. 11, 2022
AXS TSLA Bear Daily ETF
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The Trading Halt Risk disclosure in the “Principal Risks – Summary Section” for each of the AXS TSLA Bear Daily ETF and AXS TSLA Bull Daily ETF on page 6 and 18, respectively, is deleted and replaced with the following:

Trading Halt Risk. Shares of Tesla, Inc. and the Fund are listed on Nasdaq. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although Tesla, Inc.’s and the Fund’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in Tesla, Inc.’s and/or the Fund’s shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of Tesla, Inc.’s and/or the Fund’s shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of Tesla, Inc.’s shares are expected to result in a halt in the trading in the Fund’s shares. However, not all non-regulatory trading halts affecting Tesla, Inc.’s shares will result in a trading halt of the Fund’s shares. To the extent trading in Tesla, Inc.’s shares is halted while the Fund’s shares continue to trade, the Fund may not perform as intended.

AXS TSLA Bull Daily ETF
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The Trading Halt Risk disclosure in the “Principal Risks – Summary Section” for each of the AXS TSLA Bear Daily ETF and AXS TSLA Bull Daily ETF on page 6 and 18, respectively, is deleted and replaced with the following:

Trading Halt Risk. Shares of Tesla, Inc. and the Fund are listed on Nasdaq. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although Tesla, Inc.’s and the Fund’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in Tesla, Inc.’s and/or the Fund’s shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of Tesla, Inc.’s and/or the Fund’s shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of Tesla, Inc.’s shares are expected to result in a halt in the trading in the Fund’s shares. However, not all non-regulatory trading halts affecting Tesla, Inc.’s shares will result in a trading halt of the Fund’s shares. To the extent trading in Tesla, Inc.’s shares is halted while the Fund’s shares continue to trade, the Fund may not perform as intended.

AXS 1.25X NVDA Bull Daily ETF
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The Trading Halt Risk disclosure in the “Principal Risks – Summary Section” for each of the AXS 1.25X NVDA Bear Daily ETF and AXS 1.25X NVDA Bull Daily ETF on page 30 and 43, respectively, is deleted and replaced with the following:

Trading Halt Risk. Shares of NVIDIA Corporation and the Fund are listed on Nasdaq. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although NVIDIA Corporation’s and the Fund’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in NVIDIA Corporation’s and/or the Fund’s shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of NVIDIA Corporation’s and/or the Fund’s shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of NVIDIA Corporation’s shares are expected to result in a halt in the trading in the Fund’s shares. However, not all non-regulatory trading halts affecting NVIDIA Corporation’s shares will result in a trading halt of the Fund’s shares. To the extent trading in NVIDIA Corporation’s shares is halted while the Fund’s shares continue to trade, the Fund may not perform as intended.

AXS 1.25X NVDA Bear Daily ETF
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The Trading Halt Risk disclosure in the “Principal Risks – Summary Section” for each of the AXS 1.25X NVDA Bear Daily ETF and AXS 1.25X NVDA Bull Daily ETF on page 30 and 43, respectively, is deleted and replaced with the following:

Trading Halt Risk. Shares of NVIDIA Corporation and the Fund are listed on Nasdaq. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although NVIDIA Corporation’s and the Fund’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in NVIDIA Corporation’s and/or the Fund’s shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of NVIDIA Corporation’s and/or the Fund’s shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of NVIDIA Corporation’s shares are expected to result in a halt in the trading in the Fund’s shares. However, not all non-regulatory trading halts affecting NVIDIA Corporation’s shares will result in a trading halt of the Fund’s shares. To the extent trading in NVIDIA Corporation’s shares is halted while the Fund’s shares continue to trade, the Fund may not perform as intended.

AXS 2X COP Bear Daily ETF
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The Trading Halt Risk disclosure in the “Principal Risks – Summary Section” for each of the AXS 2X COP Bear Daily ETF and AXS 2X COP Bull Daily ETF on page 55 and 68, respectively, is deleted and replaced with the following:

Trading Halt Risk. Shares of ConocoPhillips Company are listed on the New York Stock Exchange (“NYSE”) while shares of the Fund are listed on Nasdaq. Securities exchanges such as the NYSE and Nasdaq may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although ConocoPhillips Company’s and the Fund’s shares are listed for trading on exchanges, there can be no assurance that an active trading market for such shares will be available at all times and an exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in ConocoPhillips Company’s and/or the Fund’s shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of ConocoPhillips Company’s and/or the Fund’s shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of ConocoPhillips Company’s shares are expected to result in a halt in the trading in the Fund’s shares. However, not all non-regulatory trading halts affecting ConocoPhillips Company’s shares will result in a trading halt of the Fund’s shares. To the extent trading in ConocoPhillips Company’s shares is halted while the Fund’s shares continue to trade, the Fund may not perform as intended.

AXS 2X COP Bull Daily ETF
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The Trading Halt Risk disclosure in the “Principal Risks – Summary Section” for each of the AXS 2X COP Bear Daily ETF and AXS 2X COP Bull Daily ETF on page 55 and 68, respectively, is deleted and replaced with the following:

Trading Halt Risk. Shares of ConocoPhillips Company are listed on the New York Stock Exchange (“NYSE”) while shares of the Fund are listed on Nasdaq. Securities exchanges such as the NYSE and Nasdaq may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although ConocoPhillips Company’s and the Fund’s shares are listed for trading on exchanges, there can be no assurance that an active trading market for such shares will be available at all times and an exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in ConocoPhillips Company’s and/or the Fund’s shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of ConocoPhillips Company’s and/or the Fund’s shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of ConocoPhillips Company’s shares are expected to result in a halt in the trading in the Fund’s shares. However, not all non-regulatory trading halts affecting ConocoPhillips Company’s shares will result in a trading halt of the Fund’s shares. To the extent trading in ConocoPhillips Company’s shares is halted while the Fund’s shares continue to trade, the Fund may not perform as intended.

AXS 1.25X BA Bear Daily ETF
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The Trading Halt Risk disclosure in the “Principal Risks – Summary Section” for each of the AXS 1.25X BA Bear Daily ETF and AXS 1.25X BA Bull Daily ETF on page 80 and 92, respectively, is deleted and replaced with the following:

Trading Halt Risk. Shares of Boeing Company are listed on the New York Stock Exchange (“NYSE”) while shares of the Fund are listed on Nasdaq. Securities exchanges such as the NYSE and Nasdaq may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although Boeing Company’s and the Fund’s shares are listed for trading on exchanges, there can be no assurance that an active trading market for such shares will be available at all times and an exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in Boeing Company’s and/or the Fund’s shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of Boeing Company’s and/or the Fund’s shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of Boeing Company’s shares are expected to result in a halt in the trading in the Fund’s shares. However, not all non-regulatory trading halts affecting Boeing Company’s shares will result in a trading halt of the Fund’s shares. To the extent trading in Boeing Company’s shares is halted while the Fund’s shares continue to trade, the Fund may not perform as intended.

AXS 1.25X BA Bull Daily ETF
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The Trading Halt Risk disclosure in the “Principal Risks – Summary Section” for each of the AXS 1.25X BA Bear Daily ETF and AXS 1.25X BA Bull Daily ETF on page 80 and 92, respectively, is deleted and replaced with the following:

Trading Halt Risk. Shares of Boeing Company are listed on the New York Stock Exchange (“NYSE”) while shares of the Fund are listed on Nasdaq. Securities exchanges such as the NYSE and Nasdaq may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although Boeing Company’s and the Fund’s shares are listed for trading on exchanges, there can be no assurance that an active trading market for such shares will be available at all times and an exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in Boeing Company’s and/or the Fund’s shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of Boeing Company’s and/or the Fund’s shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of Boeing Company’s shares are expected to result in a halt in the trading in the Fund’s shares. However, not all non-regulatory trading halts affecting Boeing Company’s shares will result in a trading halt of the Fund’s shares. To the extent trading in Boeing Company’s shares is halted while the Fund’s shares continue to trade, the Fund may not perform as intended.

AXS 1.5X PYPL Bear Daily ETF
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The Trading Halt Risk disclosure in the “Principal Risks – Summary Section” for each of the AXS 1.5X PYPL Bear Daily ETF and AXS 1.5X PYPL Bull Daily ETF on page 104 and 116, respectively, is deleted and replaced with the following:

Trading Halt Risk. Shares of PayPal Holdings, Inc. and the Fund are listed on Nasdaq. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although PayPal Holdings, Inc.’s and the Fund’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in PayPal Holdings, Inc.’s and/or the Fund’s shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of PayPal Holdings, Inc.’s and/or the Fund’s shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of PayPal Holdings, Inc.’s shares are expected to result in a halt in the trading in the Fund’s shares. However, not all non-regulatory trading halts affecting PayPal Holdings, Inc.’s shares will result in a trading halt of the Fund’s shares. To the extent trading in PayPal Holdings, Inc.’s shares is halted while the Fund’s shares continue to trade, the Fund may not perform as intended.

AXS 1.5X PYPL Bull Daily ETF
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The Trading Halt Risk disclosure in the “Principal Risks – Summary Section” for each of the AXS 1.5X PYPL Bear Daily ETF and AXS 1.5X PYPL Bull Daily ETF on page 104 and 116, respectively, is deleted and replaced with the following:

Trading Halt Risk. Shares of PayPal Holdings, Inc. and the Fund are listed on Nasdaq. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although PayPal Holdings, Inc.’s and the Fund’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in PayPal Holdings, Inc.’s and/or the Fund’s shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of PayPal Holdings, Inc.’s and/or the Fund’s shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of PayPal Holdings, Inc.’s shares are expected to result in a halt in the trading in the Fund’s shares. However, not all non-regulatory trading halts affecting PayPal Holdings, Inc.’s shares will result in a trading halt of the Fund’s shares. To the extent trading in PayPal Holdings, Inc.’s shares is halted while the Fund’s shares continue to trade, the Fund may not perform as intended.

AXS 1.25X WFC Bear Daily ETF
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The Trading Halt Risk disclosure in the “Principal Risks – Summary Section” for each of the AXS 1.25X WFC Bear Daily ETF and AXS 1.25X WFC Bull Daily ETF on page 128 and 140, respectively, is deleted and replaced with the following:

Trading Halt Risk. Shares of Wells Fargo & Company are listed on the New York Stock Exchange (“NYSE”) while shares of the Fund are listed on Nasdaq. Securities exchanges such as the NYSE and Nasdaq may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although Wells Fargo & Company’s and the Fund’s shares are listed for trading on exchanges, there can be no assurance that an active trading market for such shares will be available at all times and an exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in Wells Fargo & Company’s and/or the Fund’s shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of Wells Fargo & Company’s and/or the Fund’s shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of Wells Fargo & Company’s shares are expected to result in a halt in the trading in the Fund’s shares. However, not all non-regulatory trading halts affecting Wells Fargo & Company’s shares will result in a trading halt of the Fund’s shares. To the extent trading in Wells Fargo & Company’s shares is halted while the Fund’s shares continue to trade, the Fund may not perform as intended.

AXS 1.25X WFC Bull Daily ETF
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The Trading Halt Risk disclosure in the “Principal Risks – Summary Section” for each of the AXS 1.25X WFC Bear Daily ETF and AXS 1.25X WFC Bull Daily ETF on page 128 and 140, respectively, is deleted and replaced with the following:

Trading Halt Risk. Shares of Wells Fargo & Company are listed on the New York Stock Exchange (“NYSE”) while shares of the Fund are listed on Nasdaq. Securities exchanges such as the NYSE and Nasdaq may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although Wells Fargo & Company’s and the Fund’s shares are listed for trading on exchanges, there can be no assurance that an active trading market for such shares will be available at all times and an exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in Wells Fargo & Company’s and/or the Fund’s shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of Wells Fargo & Company’s and/or the Fund’s shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of Wells Fargo & Company’s shares are expected to result in a halt in the trading in the Fund’s shares. However, not all non-regulatory trading halts affecting Wells Fargo & Company’s shares will result in a trading halt of the Fund’s shares. To the extent trading in Wells Fargo & Company’s shares is halted while the Fund’s shares continue to trade, the Fund may not perform as intended.

AXS 2X PFE Bear Daily ETF
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The Trading Halt Risk disclosure in the “Principal Risks – Summary Section” for each of the AXS 2X PFE Bear Daily ETF and AXS 2X PFE Bull Daily ETF on page 152 and 164, respectively, is deleted and replaced with the following:

Trading Halt Risk. Shares of Pfizer Inc. are listed on the New York Stock Exchange (“NYSE”) while shares of the Fund are listed on Nasdaq. Securities exchanges such as the NYSE and Nasdaq may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although Pfizer Inc.’s and the Fund’s shares are listed for trading on exchanges, there can be no assurance that an active trading market for such shares will be available at all times and an exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in Pfizer Inc.’s and/or the Fund’s shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of Pfizer Inc.’s and/or the Fund’s shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of Pfizer Inc.’s shares are expected to result in a halt in the trading in the Fund’s shares. However, not all non-regulatory trading halts affecting Pfizer Inc.’s shares will result in a trading halt of the Fund’s shares. To the extent trading in Pfizer Inc.’s shares is halted while the Fund’s shares continue to trade, the Fund may not perform as intended.

AXS 2X PFE Bull Daily ETF
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The Trading Halt Risk disclosure in the “Principal Risks – Summary Section” for each of the AXS 2X PFE Bear Daily ETF and AXS 2X PFE Bull Daily ETF on page 152 and 164, respectively, is deleted and replaced with the following:

Trading Halt Risk. Shares of Pfizer Inc. are listed on the New York Stock Exchange (“NYSE”) while shares of the Fund are listed on Nasdaq. Securities exchanges such as the NYSE and Nasdaq may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although Pfizer Inc.’s and the Fund’s shares are listed for trading on exchanges, there can be no assurance that an active trading market for such shares will be available at all times and an exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in Pfizer Inc.’s and/or the Fund’s shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of Pfizer Inc.’s and/or the Fund’s shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of Pfizer Inc.’s shares are expected to result in a halt in the trading in the Fund’s shares. However, not all non-regulatory trading halts affecting Pfizer Inc.’s shares will result in a trading halt of the Fund’s shares. To the extent trading in Pfizer Inc.’s shares is halted while the Fund’s shares continue to trade, the Fund may not perform as intended.

AXS 1.5X CRM Bear Daily ETF
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The Trading Halt Risk disclosure in the “Principal Risks – Summary Section” for each of the AXS 1.5X CRM Bear Daily ETF and AXS 1.5X CRM Bull Daily ETF on page 176 and 188, respectively, is deleted and replaced with the following:

Trading Halt Risk. Shares of Salesforce.com, inc. are listed on the New York Stock Exchange (“NYSE”) while shares of the Fund are listed on Nasdaq. Securities exchanges such as the NYSE and Nasdaq may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although Salesforce.com, inc.’s and the Fund’s shares are listed for trading on exchanges, there can be no assurance that an active trading market for such shares will be available at all times and an exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in Salesforce.com, inc.’s and/or the Fund’s shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of Salesforce.com, inc.’s and/or the Fund’s shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of Salesforce.com, inc.’s shares are expected to result in a halt in the trading in the Fund’s shares. However, not all non-regulatory trading halts affecting Salesforce.com, inc.’s shares will result in a trading halt of the Fund’s shares. To the extent trading in Salesforce.com, inc.’s shares is halted while the Fund’s shares continue to trade, the Fund may not perform as intended.

AXS 1.5X CRM Bull Daily ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Trading Halt Risk disclosure in the “Principal Risks – Summary Section” for each of the AXS 1.5X CRM Bear Daily ETF and AXS 1.5X CRM Bull Daily ETF on page 176 and 188, respectively, is deleted and replaced with the following:

Trading Halt Risk. Shares of Salesforce.com, inc. are listed on the New York Stock Exchange (“NYSE”) while shares of the Fund are listed on Nasdaq. Securities exchanges such as the NYSE and Nasdaq may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although Salesforce.com, inc.’s and the Fund’s shares are listed for trading on exchanges, there can be no assurance that an active trading market for such shares will be available at all times and an exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in Salesforce.com, inc.’s and/or the Fund’s shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of Salesforce.com, inc.’s and/or the Fund’s shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of Salesforce.com, inc.’s shares are expected to result in a halt in the trading in the Fund’s shares. However, not all non-regulatory trading halts affecting Salesforce.com, inc.’s shares will result in a trading halt of the Fund’s shares. To the extent trading in Salesforce.com, inc.’s shares is halted while the Fund’s shares continue to trade, the Fund may not perform as intended.

AXS 2X NKE Bear Daily ETF
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The Trading Halt Risk disclosure in the “Principal Risks – Summary Section” for each of the AXS 2X NKE Bear Daily ETF and AXS 2X NKE Bull Daily ETF on page 200 and 212, respectively, is deleted and replaced with the following:

Trading Halt Risk. Shares of Nike, Inc. are listed on the New York Stock Exchange (“NYSE”) while shares of the Fund are listed on Nasdaq. Securities exchanges such as the NYSE and Nasdaq may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although Nike, Inc.’s and the Fund’s shares are listed for trading on exchanges, there can be no assurance that an active trading market for such shares will be available at all times and an exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in Nike, Inc.’s and/or the Fund’s shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of Nike, Inc.’s and/or the Fund’s shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of Nike, Inc.’s shares are expected to result in a halt in the trading in the Fund’s shares. However, not all non-regulatory trading halts affecting Nike, Inc.’s shares will result in a trading halt of the Fund’s shares. To the extent trading in Nike Inc.’s shares is halted while the Fund’s shares continue to trade, the Fund may not perform as intended.

AXS 2X NKE Bull Daily ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Trading Halt Risk disclosure in the “Principal Risks – Summary Section” for each of the AXS 2X NKE Bear Daily ETF and AXS 2X NKE Bull Daily ETF on page 200 and 212, respectively, is deleted and replaced with the following:

Trading Halt Risk. Shares of Nike, Inc. are listed on the New York Stock Exchange (“NYSE”) while shares of the Fund are listed on Nasdaq. Securities exchanges such as the NYSE and Nasdaq may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although Nike, Inc.’s and the Fund’s shares are listed for trading on exchanges, there can be no assurance that an active trading market for such shares will be available at all times and an exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in Nike, Inc.’s and/or the Fund’s shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of Nike, Inc.’s and/or the Fund’s shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of Nike, Inc.’s shares are expected to result in a halt in the trading in the Fund’s shares. However, not all non-regulatory trading halts affecting Nike, Inc.’s shares will result in a trading halt of the Fund’s shares. To the extent trading in Nike Inc.’s shares is halted while the Fund’s shares continue to trade, the Fund may not perform as intended.